Segments (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
The following schedule presents segment information about the Company’s operations and identifiable assets for the years ended December 31, 2020, 2019 and 2018 (in thousands).

December 31, 2020	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$67,047	$96,685		$163,732
Voyage expenses	4,831	5,178		10,009
Vessel operating cost	30,542	62,264		92,806
Charterhire expense	18,620	2,487		21,107
Vessel depreciation	16,366	32,003		48,369
General and administrative expenses	1,891	3,908	19,872	25,671
Loss / write down on assets held for sale	168,171	327,242	—	495,413
Interest income			210	210
Income from equity investment			(105,384)	(105,384)
Foreign exchange loss			(348)	(348)
Financial expense, net			(36,818)	(36,818)
Segment loss	$(173,374)	$(336,397)	$(162,212)	$(671,983)

December 31, 2019	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$86,192	$138,387		$224,579
Voyage expenses	2,688	1,512		4,200
Vessel operating cost	33,816	67,305	—	101,121
Charterhire expense	13,498	3,726		17,224
Vessel depreciation	18,292	35,932		54,224
General and administrative expenses	2,083	4,152	25,738	31,973
Loss / write down on assets held for sale	7,353	29,936		37,289
Interest income			1,450	1,450
Income (loss) from equity investment			116,925	116,925
Foreign exchange gain (loss)			(115)	(115)
Financial expense, net			(52,154)	(52,154)
Segment income (loss)	$8,462	$(4,176)	$40,368	$44,654

December 31, 2018	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$87,305	$155,197		$242,502
Voyage expenses	219	330		549
Vessel operating cost	34,255	71,220		105,475
Charterhire expense	422	3,754		4,176
Vessel depreciation	19,320	37,287		56,607
General and administrative expenses	2,069	4,344	25,972	32,385
Loss / write down on assets held for sale	—	—	—	—
Interest income			1,107	1,107
Loss from equity investment			(7,178)	(7,178)
Foreign exchange loss			(68)	(68)
Financial expense, net			(49,869)	(49,869)
Segment income (loss)	$31,020	$38,262	$(81,980)	$(12,698)
Identifiable assets, classified by the segment by which the Company operates, are as follows:

Identifiable assets
	December 31, 2020	December 31, 2019
Held by vessel owning subsidiaries or allocated to segments:
Kamsarmax Held for sale	$265,331	$543,280
Ultramax Held for sale	489,611	920,149
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	62,857	19,564
Other	50,396	182,566
Total identifiable assets	$868,195	$1,665,559